SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Mining machines, net (Details)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Depreciation of mining machines (in percent)	0.00%
Estimated useful lives of mining machines	3 years